Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details)	Mar. 31, 2026 USD ($)
Schedule of Estimated Future Amortization Expense [Abstract]
2027	$ 34,639
2028	23,680
Total	$ 58,319